OPERATING LEASES	12 Months Ended
Mar. 31, 2026
Operating Leases
OPERATING LEASES

12. OPERATING LEASES

Lessee accounting

The Group entered into leases for use of office and landfill area in Hong Kong. For the years ended March 31, 2026, 2025 and 2024, there are 4, 4 and 3 leases, respectively. During the years ended March 31, 2026, 2025 and 2024, the operating lease expense was amounted to $1,230,601, $1,081,597 and $1,049,047, respectively. During the years ended March 31, 2026 and 2025, the cash paid for operating lease was amounted to $1,238,291, $1,163,963 and $903,703, respectively.

The Group’s operating lease assets and lease liabilities recognized in the consolidated balances sheets consisted of the following:

	As of March 31,
	2026	2025
Operating leases:
Operating lease right-of-use assets – third parties	$2,243,963	$473,170
Operating lease right-of-use assets – related party	82,015	167,631
Operating lease right-of-use assets	$2,325,978	$640,801

	As of March 31,
	2026	2025
Operating lease liabilities:
Current operating lease obligation – third parties	$1,081,643	$473,170
Current operating lease obligation – related party	82,015	92,694
Current operating lease obligation	$1,163,658	$565,864

Non-current operating lease obligation – third parties	$1,162,320	$-
Non-current operating lease obligation – related party	-	82,649
Non-current operating lease obligation	$1,162,320	$82,649

Total	$2,325,978	$648,513

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. OPERATING LEASES (Cont.)

	As of March 31,
	2026	2025
Operating leases:
Weighted average remaining lease term (years)	2.64	1.00
Weighted average discount rate	5.43%	5.69%

The maturity analysis of the Group’s operating lease obligations as of March 31, 2026 was as follows:

Operating leases
Year ending March 31, 2027	$856,684
Year ending March 31, 2028	287,735
Year ending March 31, 2029	1,343,112
Future minimum operating lease payment	2,487,531
Less: imputed interest	(161,553)
Operating lease liabilities recognized in the consolidated balance sheet	$2,325,978

The maturity analysis of the Group’s operating lease obligations as of March 31, 2025 was as follows:

Operating leases
Year ending March 31, 2026	$583,973
Year ending March 31, 2027	84,834
Future minimum operating lease payment	668,807
Less: imputed interest	(20,294)
Operating lease liabilities recognized in the consolidated balance sheet	$648,513

Lessor accounting

The Group leased factory to third parties and related parties under operating leases. Initial lease terms range from 24 to 48 months. Revenues from subleases are reported as “Rental income” and are represented by the fixed lease payments. There are no non-lease components.

Fixed lease revenues represent the base rent that each tenant is required to pay in accordance with the terms of its respective lease.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS